STOCK-BASED COMPENSATION - Employee Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares
Canada
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares)	0.1	0.1	0.2	0.2
Number of share options exercised in share-based payment arrangement	(0.1)	(0.1)	(0.1)	(0.1)
Number of options at December 31 (shares)	0.0	0.0	0.1	0.1
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0	$ 0	$ 10	$ 10			$ 10
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 10		$ 10
United States
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares)	0.0	0.0	0.1	0.1
Number of options cancelled/expired (shares)	0.0	0.0	(0.1)	(0.1)
Number of options at December 31 (shares)	0.0	0.0	0.0	0.0
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares					$ 0	$ 0		$ 32
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares		$ 0		$ 32